Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Location Country Employee
Product Information [Line Items]
Number of employees	10,600
Number of locations in which company operates	81
Number of countries in which company operates	38
Geographic Concentration Risk | United States | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	40.30%
Geographic Concentration Risk | Europe | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	48.80%
Geographic Concentration Risk | Rest of World | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	10.90%